Dividends - Summary of Dividends on Ordinary Capital (Detail)	3 Months Ended
	Jun. 30, 2020 € / shares	Jun. 30, 2020 £ / shares	Jun. 30, 2020 $ / shares	Mar. 31, 2020 € / shares	Mar. 31, 2020 £ / shares	Mar. 31, 2020 $ / shares
Unilever N.V. [member] | Ordinary Shares [member]
Disclosure of Dividends [Line Items]
Dividend per share | € / shares	€ 0.4104			€ 0.4104
Unilever N.V. [member] | New York Shares [member]
Disclosure of Dividends [Line Items]
Dividend per share			$ 0.4694			$ 0.4445
Unilever PLC [member] | Ordinary Shares [member]
Disclosure of Dividends [Line Items]
Dividend per share | £ / shares		£ 0.3698			£ 0.3614
Unilever PLC [member] | American Depositary Receipts [member]
Disclosure of Dividends [Line Items]
Dividend per share			$ 0.4694			$ 0.4445